SoFi Weekly Income ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Principal Amount	Value
Asset Backed Securities - 4.1%
AB Issuer, LLC, Series 2021-1, Class A2
3.73%, 07/30/2051	89,775	$90,967
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.19%, 06/05/2049	198,000	201,304
DB Master Finance, LLC, Series 2021-1A, Class A2I
2.05%, 11/20/2051	80,000	79,043
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.87%, 06/20/2051	149,625	145,773
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.25%, 02/28/2051	96,347	96,567
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.34%, 01/30/2051	114,138	115,899
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.39%, 04/25/2051	125,370	124,067
Wendy’s Funding, LLC, Series 2021-1A, Class A2II
2.78%, 06/15/2051	99,750	100,117
Total Asset Backed Securities
(Cost $948,805)		953,737

Convertible Bonds - 0.4%
Investment Companies - 0.4%
BlackRock Capital Investment Corp.
5.00%, 06/15/2022	100,000	101,374
Total Convertible Bonds
(Cost $101,338)		101,374

Corporate Bonds - 88.2%
Advertising - 0.3%
Lamar Media Corp.
3.75%, 02/15/2028	65,000	65,140

Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.
6.88%, 05/01/2025	200,000	229,222
3.00%, 01/15/2029	50,000	48,070
		277,292
Airlines - 2.0%
Delta Air Lines, Inc.
7.38%, 01/15/2026	176,000	203,765
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (8)	214,000	228,827
United Airlines, Inc.
4.38%, 04/15/2026	40,000	40,237
		472,829
Apparel - 0.9%
Hanesbrands, Inc.
4.88%, 05/15/2026	110,000	117,692
Wolverine World Wide, Inc.
4.00%, 08/15/2029	100,000	97,115
		214,807
Auto Manufacturers - 2.3%
Allison Transmission, Inc.
4.75%, 10/01/2027	135,000	139,662
Ford Motor Credit Co, LLC
3.66%, 09/08/2024	400,000	412,834
		552,496
Auto Parts & Equipment - 1.4%
Meritor, Inc.
6.25%, 06/01/2025	272,000	283,044
4.50%, 12/15/2028	55,000	54,851
		337,895
Banks - 2.2%
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD + 3.003%), 7/6/2023 (1)(2)(3)	227,000	231,540
NatWest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	217,646
Wells Fargo & Co.
3.900% (5 Year CMT Rate + 3.453%), 3/15/2026 (1)(2)(3)	79,000	79,523
		528,709
Chemicals - 1.0%
Olin Corp.
5.13%, 09/15/2027	45,000	46,443
SPCM SA
3.13%, 03/15/2027	200,000	195,877
		242,320
Commercial Services - 2.6%
Gartner, Inc.
3.63%, 06/15/2029	200,000	199,064
Square, Inc.
2.75%, 06/01/2026	100,000	99,672
The Brink’s Co.
4.63%, 10/15/2027	179,000	182,973
United Rentals North America, Inc.
5.50%, 05/15/2027	119,000	123,781
		605,490
Distribution & Wholesale - 0.2%
H&E Equipment Services, Inc.
3.88%, 12/15/2028	60,000	58,392

Diversified Financial Services - 8.3%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)	238,000	244,271
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (8)	150,000	150,463
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026	105,000	112,186
BGC Partners, Inc.
4.38%, 12/15/2025	180,000	193,763
Blackstone Private Credit Fund
2.63%, 12/15/2026	200,000	194,528
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	250,000	250,469
Navient Corp.
5.50%, 01/25/2023	355,000	368,313
OneMain Finance Corp.
3.50%, 01/15/2027	235,000	227,158
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026	160,000	156,226
SLM Corp.
4.20%, 10/29/2025	50,000	52,215
		1,949,592
Electric - 2.3%
FirstEnergy Corp.
1.60%, 01/15/2026	50,000	48,470
NextEra Energy Operating Partners L.P.
4.25%, 09/15/2024	135,000	141,503
3.88%, 10/15/2026	115,000	120,107
TransAlta Corp.
4.50%, 11/15/2022 (8)	215,000	218,354
		528,434
Electrical Components & Equipment - 0.9%
EnerSys
4.38%, 12/15/2027	200,000	206,583

Energy - Alternate Sources - 1.1%
TerraForm Power Operating, LLC
4.25%, 01/31/2023	267,000	269,518

Environmental Control - 0.9%
Stericycle, Inc.
5.38%, 07/15/2024	215,000	220,364

Healthcare - Products - 1.7%
Hologic, Inc.
3.25%, 02/15/2029	315,000	309,654
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029	100,000	98,902
		408,556
Healthcare Services - 2.8%
Centene Corp.
2.45%, 07/15/2028	80,000	78,629
HCA, Inc.
5.38%, 02/01/2025	253,000	276,276
Magellan Health, Inc.
4.90%, 09/22/2024 (4)	290,000	312,333
		667,238
Home Builders - 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 04/01/2030	70,000	68,610
LGI Homes, Inc.
4.00%, 07/15/2029	100,000	96,144
Meritage Homes Corp.
6.00%, 06/01/2025	95,000	105,048
		269,802
Insurance - 2.8%
Allianz SE
3.50%, 11/17/2025 (1)	200,000	197,060
NMI Holdings, Inc.
7.38%, 06/01/2025	255,000	289,412
SBL Holdings, Inc.
5.13%, 11/13/2026	155,000	169,980
		656,452
Internet - 0.8%
NortonLifeLock, Inc.
5.00%, 04/15/2025	91,000	92,129
Uber Technologies, Inc.
7.50%, 05/15/2025	100,000	105,492
		197,621
Investment Companies - 6.0%
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	114,000	114,805
BlackRock TCP Capital Corp.
3.90%, 08/23/2024	135,000	141,944
Blackstone Secured Lending Fund
3.63%, 01/15/2026	215,000	224,367
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	120,000	118,938
Owl Rock Capital Corp.
4.25%, 01/15/2026	215,000	227,088
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025	295,000	316,162
Prospect Capital Corp.
5.88%, 03/15/2023 (8)	140,000	146,667
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/2024	115,000	120,734
		1,410,705
Leisure Time - 0.2%
Carnival Corp.
7.63%, 03/01/2026	55,000	56,513

Media - 3.4%
AMC Networks, Inc.
5.00%, 04/01/2024	148,000	149,049
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027	178,000	183,518
Quebecor Media, Inc.
5.75%, 01/15/2023	115,000	119,941
Sirius XM Radio, Inc.
4.00%, 07/15/2028	200,000	198,124
3.13%, 09/01/2026	100,000	98,673
Univision Communications, Inc.
4.50%, 05/01/2029	50,000	50,045
		799,350
Mining - 1.1%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	237,000	253,929

Miscellaneous Manufacturers - 0.6%
General Electric Co.
3.446% (3 Month LIBOR USD + 3.330%), 03/15/2022 (1)(3)	145,000	142,593

Oil & Gas - 6.8%
Apache Corp.
4.63%, 11/15/2025	230,000	243,479
Cenovus Energy, Inc.
5.38%, 07/15/2025	50,000	55,587
Continental Resources, Inc.
4.50%, 04/15/2023	310,000	320,512
EQT Corp.
6.63%, 02/01/2025 (4)(8)	253,000	282,714
Occidental Petroleum Corp.
3.20%, 08/15/2026	271,000	266,783
5.134%, 10/10/2036 (5)(6)	463,000	252,287
Ovintiv Exploration, Inc.
5.38%, 01/01/2026	50,000	55,147
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	120,000	124,576
		1,601,085
Packaging & Containers - 4.2%
Berry Global, Inc.
4.88%, 07/15/2026	450,000	467,471
Graphic Packaging International, LLC
4.13%, 08/15/2024	180,000	190,703
Sealed Air Corp.
5.50%, 09/15/2025	165,000	180,172
Silgan Holdings, Inc.
4.75%, 03/15/2025	87,000	87,817
4.13%, 02/01/2028	50,000	50,685
		976,848
Pharmaceuticals - 1.8%
PRA Health Sciences, Inc.
2.88%, 07/15/2026	200,000	200,410
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	218,000	218,526
		418,936
Pipelines - 6.4%
Buckeye Partners L.P.
3.95%, 12/01/2026	155,000	152,374
DCP Midstream Operating L.P.
5.38%, 07/15/2025	195,000	208,285
EnLink Midstream Partners L.P.
4.40%, 04/01/2024	125,000	128,922
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)(2)	281,000	270,504
Hess Midstream Operations L.P.
5.13%, 06/15/2028	100,000	102,426
NuStar Logistics L.P.
5.75%, 10/01/2025	175,000	185,231
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	146,000	149,498
Western Midstream Operating L.P.
4.00%, 07/01/2022	295,000	296,500
		1,493,740
Real Estate - 0.5%
Newmark Group, Inc.
6.13%, 11/15/2023	112,000	120,028

Real Estate Investment Trusts (REITs) - 8.7%
EPR Properties
4.75%, 12/15/2026	180,000	194,380
Iron Mountain, Inc.
4.88%, 09/15/2027	314,000	318,986
iStar, Inc.
4.75%, 10/01/2024	187,000	193,606
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	178,000	186,030
Office Properties Income Trust
2.65%, 06/15/2026	55,000	54,857
4.50%, 02/01/2025	254,000	269,071
Service Properties Trust
4.65%, 03/15/2024	440,000	429,711
Starwood Property Trust, Inc.
4.75%, 03/15/2025	100,000	103,906
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027	280,000	287,564
		2,038,111
Retail - 1.7%
QVC, Inc.
4.85%, 04/01/2024	84,000	89,979
4.75%, 02/15/2027	300,000	306,810
		396,789
Semiconductors - 1.9%
Amkor Technology, Inc.
6.63%, 09/15/2027	215,000	227,847
ON Semiconductor Corp.
3.88%, 09/01/2028	204,000	207,814
		435,661
Software - 1.3%
PTC, Inc.
4.00%, 02/15/2028	280,000	281,921
ROBLOX Corp.
3.88%, 05/01/2030	35,000	35,146
		317,067
Telecommunications - 5.9%
Level 3 Financing, Inc.
4.25%, 07/01/2028	292,000	285,227
Nokia Oyj
4.38%, 06/12/2027	268,000	287,249
Sprint Corp.
7.88%, 09/15/2023	291,000	320,110
T-Mobile USA, Inc.
2.25%, 02/15/2026	287,000	283,913
2.25%, 02/15/2026	210,000	207,742
		1,384,241
Toys, Games, & Hobbies - 0.8%
Mattel, Inc.
3.38%, 04/01/2026	175,000	177,965

Total Corporate Bonds
(Cost $20,550,926)		20,753,091

Mortgage Backed Securities - 1.2%
Federal Home Loan Mortgage Corporation REMICS
4.00%, 07/15/2047	203,818	18,199
Federal National Mortgage Association Interest Strips
5.00%, 1/25/2043	759,132	129,303
4.00%, 1/25/2048	588,154	48,359
Federal National Mortgage Association REMICS
3.00%, 03/25/2028	1,369,848	79,569
1.450% (SOFR + 1.500%), 05/25/2051 (1)	306,499	7,352
Total Mortgage Backed Securities
(Cost $279,144)		282,782

Municipal Bonds - 1.3%
Metropolitan Transportation Authority
5.00%, 09/01/2022	115,000	119,013
State of Illinois
4.95%, 06/01/2023	170,545	178,400
Total Municipal Bonds
(Cost $289,137)		297,413

Preferred Stocks - 1.4%
Banks - 0.9%
U.S. Bancorp	9,000	208,080
3.75% , 01/15/2026

Diversified Financial Services - 0.5%
Brookfield Finance, Inc.
4.625%, 10/16/80	5,000	123,000
Total Preferred Stocks
(Cost $350,000)		331,080

Short-Term Investments - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 0.026% (7)	582,722	582,722
Total Short-Term Investments
(Cost $582,722)		582,722

Investments Purchased with Proceeds from Securities Lending - 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (7)	912,612	912,612
Total Investments Purchased With Collateral From Securities Lending
(Cost $912,612)		912,612

Total Investments in Securities - 103.0%
(Cost $24,014,684)		24,214,811
Other Assets in Excess of Liabilities - (3.0)%		(699,458)
Total Net Assets - 100.0%		$23,515,353

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on November 30, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on November 30, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(3)	Perpetual call date security. Date shown is next call date.
(4)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2021.
(5)	Rate represents the annualized effective yield to maturity from the purchase price.
(6)	Zero coupon security.
(7)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.
(8)
This security or a portion of this security was out on loan as of November 30, 2021. Total loaned securities had a value of $895,555 or 3.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The SoFi Weekly Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Investments in Securities	Investments Measured as Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$–	$953,737	$–	$953,737
Convertible Bonds (1)			101,374		101,374
Corporate Bonds (1)	-	-	20,753,091	-	20,753,091
Mortgage Backed Securities	-	-	282,782	-	282,782
Municipal Bonds	-	-	297,413	-	297,413
Preferred Stocks (1)	-	331,080	-	-	331,080
Short-Term Investments	-	582,722	-	-	582,722
Investments Purchased With Collateral From Securities Lending (2)	912,612	-	-	-	912,612
Total Investments in Securities	$912,612	$913,802	$22,388,397	$–	$24,214,811

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.